FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03904

Value Line Tax Exempt Fund, Inc.
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  (Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
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  (Address of principal executive offices)

David Henigson
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of Fiscal year-end: 2/28

Date of reporting period: 7/1/2004 - 6/30/2005
Item 1. Proxy Voting Record

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period July 1, 2004 through June 30, 2005 with respect to which the registrant was entitled to vote.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Value Line Tax Exempt Fund, Inc.
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       (Registrant)

By /s/ David T. Henigson
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       David T. Henigson, Vice President and Secretary/Treasurer
       (Signature & Title)

Date August 30, 2005